Derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 33,899	$ 34,265
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	13,050		$ 8,230
Liabilities	285,985		329,731
Loss on cash flow hedges	(33,899)	$ (34,265)
After-tax result accumulated in equity	$ 91,935		$ 80,968